Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 429	$ 590
Effective Portion Reclassified from AOCI	(427)	0
Ineffective Portion	(740)	0
Interest Expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	429	590
Effective Portion Reclassified from AOCI	(427)	0
Ineffective Portion	$ (740)	$ 0